UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CONVERTIBLE FUND

FORM N-Q
APRIL 30, 2007

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited)	April 30, 2007
Schedule of Investments (July 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

CONVERTIBLE BONDS & NOTES — 78.6%
CONSUMER DISCRETIONARY — 8.0%
Hotels, Restaurants & Leisure — 2.2%
$700,000	A-	Carnival Corp., Senior Debenture, 2.000% due 4/15/21	$889,000
700,000	BB+	Hilton Hotels Corp., Senior Notes, 3.375% due 4/15/23	1,078,875

		Total Hotels, Restaurants & Leisure	1,967,875

Household Durables — 2.2%
2,000,000	BB	Beazer Homes USA Inc., 4.625% due 6/15/24	1,950,000

Specialty Retail — 3.6%
900,000	BB-	Charming Shoppes Inc., 1.125% due 5/1/14 (a)	897,750
1,300,000	A+	Lowe’s Cos. Inc., Senior Notes, zero coupon bond due 10/19/21	1,394,250
900,000	CCC+	Pier 1 Imports Inc., 6.375% due 2/15/36 (a)	876,375

		Total Specialty Retail	3,168,375

		TOTAL CONSUMER DISCRETIONARY	7,086,250

ENERGY — 3.9%
Energy Equipment & Services — 3.9%
500,000	BBB+	Cameron International Corp., 1.500% due 5/15/24	953,750
500,000	BBB+	Halliburton Co., Senior Notes, 3.125% due 7/15/23	860,625
1,200,000	BB-	Pride International Inc., 3.250% due 5/1/33	1,609,500

		TOTAL ENERGY	3,423,875

FINANCIALS — 7.6%
Capital Markets — 3.9%
300,000	BBB-	Affiliated Managers Group Inc., Senior Debenture, 4.860% due 2/25/33 (b)	884,037
2,000,000	Aa3(c)	Merrill Lynch & Co. Inc., Senior Notes, zero coupon bond due 3/13/32	2,604,200

		Total Capital Markets	3,488,237

Consumer Finance — 1.0%
800,000	BB-(d)	AmeriCredit Corp., 2.125% due 9/15/13	840,000

Thrifts & Mortgage Finance — 2.7%
2,600,000	BB+	Bankunited Capital Trust, 3.125% due 3/1/34	2,408,250

		TOTAL FINANCIALS	6,736,487

HEALTH CARE — 21.5%
Biotechnology — 11.0%
600,000	NR	Alexion Pharmaceuticals Inc., Senior Notes, 1.375% due 2/1/12	885,000
1,600,000	A+	Amgen Inc., Senior Notes, 0.375% due 2/1/13 (a)	1,538,000
1,400,000	CCC	BioMarin Pharmaceuticals Inc., 2.500% due 3/29/13	1,688,750
1,500,000	BBB	Genzyme Corp., Senior Notes, 1.250% due 12/1/23	1,601,250
455,000	NR	ImClone Systems Inc, 1.375% due 5/15/24	427,700
1,000,000	NR	Incyte Corp., 3.500% due 2/15/11	930,000
900,000	NR	Isis Pharmaceuticals Inc., 2.625% due 2/15/27 (a)	897,750
		NPS Pharmaceuticals Inc., Senior Notes:
1,000,000	NR	3.000% due 6/15/08 (a)	960,000
400,000	NR	3.000% due 6/15/08	384,000
600,000	NR	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	453,000

		Total Biotechnology	9,765,450

Health Care Equipment & Supplies — 2.5%
		Medtronic Inc.:
100,000	AA-	1.500% due 4/15/11	106,250
1,600,000	AA-	Senior Notes, 1.500% due 4/15/11 (a)	1,700,000
425,000	BBB+	St. Jude Medical Inc., 1.220% due 12/15/08 (a)	428,719

		Total Health Care Equipment & Supplies	2,234,969

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007
Schedule of Investments (July 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Health Care Providers & Services — 4.6%
$1,100,000	NR	Henry Schein Inc., 3.000% due 8/15/34	$1,387,375
700,000	A-	Pacificare Health Systems Inc., 3.000% due 10/15/32	2,664,375

		Total Health Care Providers & Services	4,051,750

Life Sciences Tools & Services — 2.0%
1,000,000	NR	Invitrogen Corp., Senior Notes, 1.500% due 2/15/24	896,250
900,000	NR	Nektar Therapeutics, 3.250% due 9/28/12	856,125

		Total Life Sciences Tools & Services	1,752,375

Pharmaceuticals - 1.4%
1,100,000	BBB	Teva Pharmaceutical Finance NV, Debentures, Series B, 0.250% due 2/1/24	1,274,625

		TOTAL HEALTH CARE	19,079,169

INDUSTRIALS — 16.5%
Aerospace & Defense — 5.0%
		AAR Corp., Senior Notes:
1,000,000	BB	1.750% due 2/1/26	1,216,250
500,000	BB	1.750% due 2/1/26 (a)	608,125
		L-3 Communications Corp.:
500,000	BB+	3.000% due 8/1/35	543,125
1,100,000	BB+	3.000% due 8/1/35 (a)	1,194,875
800,000	B+	Orbital Sciences Corp., 2.438% due 1/15/27 (a)	870,000

		Total Aerospace & Defense	4,432,375

Building Products — 1.5%
1,000,000	NR	NCI Building Systems Inc., 2.125% due 11/15/24	1,356,250

Electrical Equipment — 1.2%
1,500,000	BB+	Roper Industries Inc., 1.481% due 1/15/34	1,078,125

Machinery — 3.9%
1,600,000	B+	Actuant Corp., 2.000% due 11/15/23	2,242,000
1,200,000	A+	Danaher Corp., zero coupon bond to yield 1.646% due 1/22/21	1,258,500

		Total Machinery	3,500,500

Road & Rail — 0.9%
600,000	BBB-	YRC Worldwide Inc., 5.000% due 8/8/23	768,750

Trading Companies & Distributors — 4.0%
600,000	B	United Rentals North America Inc., 1.875% due 10/15/23	930,000
		WESCO International Inc.:
700,000	B	2.625% due 10/15/25	1,138,375
900,000	B	2.625% due 10/15/25 (a)	1,463,625

		Total Trading Companies & Distributors	3,532,000

		TOTAL INDUSTRIALS	14,668,000

INFORMATION TECHNOLOGY — 16.7%
Communications Equipment — 4.2%
2,500,000	NR	ADC Telecommunications Inc., 5.729% due 6/15/13 (b)	2,459,375
1,000,000	BB-	Comverse Technology Inc., zero coupon bond due 5/15/23	1,312,500

		Total Communications Equipment	3,771,875

Electronic Equipment & Instruments — 4.1%
800,000	BB-	Anixter International Inc., LYONs, zero coupon bond to yield 0.653% due
		7/7/33	872,000
700,000	BBB-	Avnet Inc., 2.000% due 3/15/34	911,750
900,000	BB-	Flextronics International Ltd., Subordinated Notes, 1.000% due 8/1/10	869,625
800,000	NR	Sunpower Corp., 1.250% due 2/15/27	977,000

		Total Electronic Equipment & Instruments	3,630,375

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Internet Software & Services — 1.6%
$1,000,000	NR	Sina Corp., zero coupon bond due 7/15/23	$1,433,750

IT Services — 2.6%
2,200,000	B+	Euronet Worldwide Inc., Debenture, 3.500% due 10/15/25	2,277,000

Semiconductors & Semiconductor Equipment - 1.9%
900,000	NR	Jazz Technologies Inc., 8.000% due 12/31/11 (a)	873,000
800,000	B+	LSI Logic Corp., 4.000% due 5/15/10	807,000

		Total Semiconductors & Semiconductor Equipment	1,680,000

Software — 2.3%
1,300,000	BBB-	Amdocs Ltd., 0.500% due 3/15/24	1,316,250
700,000	NR	Lawson Software Inc., 2.500% due 4/15/12 (a)	714,875

		Total Software	2,031,125

		TOTAL INFORMATION TECHNOLOGY	14,824,125

TELECOMMUNICATION SERVICES — 4.4%
Diversified Telecommunication Services — 1.5%
900,000	CCC	Level 3 Communications Inc., Subordinated Notes, 6.000% due 3/15/10	862,875
400,000	CCC	Logix Communications Enterprises, 1.500% due 10/1/25	441,000

		Total Diversified Telecommunication Services	1,303,875

Wireless Telecommunication Services — 2.9%
400,000	CCC	Dobson Communications Corp., 1.500% due 10/1/25 (a)	441,000
		NII Holdings Inc.:
900,000	NR	2.750% due 8/15/25 (a)	1,490,625
400,000	NR	2.750% due 8/15/25	662,500

		Total Wireless Telecommunication Services	2,594,125

		TOTAL TELECOMMUNICATION SERVICES	3,898,000

		TOTAL CONVERTIBLE BONDS & NOTES
		(Cost — $62,650,792)	69,715,906

Shares

COMMON STOCKS — 8.9%
CONSUMER DISCRETIONARY — 2.2%
Specialty Retail — 2.2%
25,000		Men’s Wearhouse Inc.	1,081,750
33,000		Staples Inc.	818,400

		TOTAL CONSUMER DISCRETIONARY	1,900,150

ENERGY — 2.3%
Energy Equipment & Services — 2.3%
16,000		Diamond Offshore Drilling Inc.	1,369,600
19,000		Rowan Cos. Inc.	696,160

		TOTAL ENERGY	2,065,760

FINANCIALS — 3.5%
Commercial Banks — 1.7%
45,000		Commerce Bancorp Inc.	1,504,800

Thrifts & Mortgage Finance — 1.8%
42,000		Countrywide Financial Corp.	1,557,360

		TOTAL FINANCIALS	3,062,160

INFORMATION TECHNOLOGY — 0.9%
Communications Equipment — 0.9%
35,000		Corning Inc. *	830,200

		TOTAL COMMON STOCKS
		(Cost — $5,990,229)	7,858,270

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Shares	Security	Value

CONVERTIBLE PREFERRED STOCKS — 10.0%
CONSUMER DISCRETIONARY — 2.9%
Hotels, Restaurants & Leisure — 1.5%
55,000	Six Flags Inc., 7.250% due 8/15/09	$1,325,500

Media — 1.4%
1,100	Interpublic Group of Cos. Inc., 5.250% due 12/31/49 (a)	1,259,500

	TOTAL CONSUMER DISCRETIONARY	2,585,000

FINANCIALS — 2.4%
Real Estate Investment Trusts (REITs) — 2.4%
36,000	Digital Realty Trust Inc., 4.375% due 12/31/49	882,000
13,500	Simon Property Group Inc., 6.000% due 12/31/49	1,249,020

	TOTAL FINANCIALS	2,131,020

HEALTH CARE — 1.8%
Health Care Providers & Services — 1.8%
32,000	Omnicare Capital Trust II, Series B, 4.000% due 6/15/33	1,576,000

INDUSTRIALS — 1.5%
Trading Companies & Distributors — 1.5%
26,032	United Rentals Trust I, 6.500% due 8/1/28	1,282,076

UTILITIES — 1.4%
Independent Power Producers & Energy Traders — 1.4%
600	NRG Energy Inc., 4.000% due 12/31/49 (a)	1,240,350

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost - $7,683,075)	8,814,446

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $76,324,096)	86,388,622

Face Amount

SHORT-TERM INVESTMENT — 2.7%
Repurchase Agreement — 2.7%
$2,436,000	Interest in $380,296,000 joint tri-party repurchase agreement dated 4/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.210% due 5/1/07; Proceeds at maturity - $2,436,353; (Fully collateralized by various U.S. Treasury Notes and U.S. government agency obligations, 0.000% to 9.375% due 9/31/11 to 4/15/30; Market value - $2,484,733)(Cost - $2,436,000)	2,436,000

	TOTAL INVESTMENTS — 100.2% (Cost — $78,760,096#)	88,824,622
	Liabilities in Excess of Other Assets — (0.2)%	(173,431)

	TOTAL NET ASSETS — 100.0%	$88,651,191

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.
(c)	Rating by Moody’s Investors Service.
(d)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 5 and 6 for definitions of ratings.
Abbreviation used in this schedule:
LYON – Liquid Yield Option Note

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

 Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

 Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Convertible Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,011,194
Gross unrealized depreciation	(946,668)

Net unrealized appreciation	$10,064,526

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust
By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 26, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

Date: June 26, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust – Legg Mason Partners Convertible Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 26, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust – Legg Mason Partners Convertible Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 26, 2007	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer